Financial risk management and financial instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 916
At December 31	1,138	€ 916
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	852	2,228	€ 1,481
Changes in fair value recorded in other comprehensive income (loss)	242	(1,376)	747
At December 31	€ 1,094	€ 852	€ 2,228